INCOME TAXES (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current
Allowance for doubtful accounts		5,543	4,333
Deferred revenue		1,898	838
Accrued expense and payroll		39,266	35,050
Advertising expenses		479	861
Total deferred tax assets		47,186	41,082
Less: valuation allowance		(37,556)	(36,202)
Net deferred tax assets - current		9,630	4,880
Noncurrent
Net operating loss carryforwards		144,678	126,341
Intangible assets and property and equipment		4,695	5,599
Total deferred tax assets		149,373	131,940
Less: valuation allowance		(149,373)	(131,940)
Deferred tax liabilities
Intangible assets and property and equipment		(15,781)	(16,652)
Net deferred tax liabilities- non-current	$ (2,607)	(15,781)	(16,652)